Combined Funded Status and Amounts Recognized in Accompanying Consolidated Balance Sheets (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012		Mar. 31, 2011
Change in benefit obligation:
Benefit obligation at beginning of fiscal year	¥ 1,343,714	[1]	¥ 1,328,316
Service cost	30,422		27,734		27,761
Interest cost	23,186		24,267		25,182
Plan participants' contributions	1,184		1,186
Amendments	1,782
Actuarial loss (gain)	63,140		32,307
Foreign exchange translation	2,209		(364)
Benefits paid	(49,593)		(51,981)
Lump-sum payments	(16,921)		(17,751)
Benefit obligation at end of fiscal year	1,399,123	[1]	1,343,714	[1]	1,328,316
Change in plan assets:
Fair value of plan assets at beginning of fiscal year	1,323,163		1,226,058
Actual return (negative return) on plan assets	199,341		85,935
Foreign exchange translation	1,783		(289)
Employer contributions	51,866		62,254
Plan participants' contributions	1,184		1,186
Benefits paid	(49,593)		(51,981)
Fair value of plan assets at end of fiscal year	1,527,744		1,323,163		1,226,058
Funded status	128,621		(20,551)
Amounts recognized in the consolidated balance sheets consist of:
Prepaid pension cost	153,414		6,509
Accrued pension liability	(24,793)		(27,060)
Net amount recognized	128,621		(20,551)
Amounts recognized in Accumulated other comprehensive income (loss) before-tax consist of:
Prior service benefit (cost)	(440)		1,661
Net actuarial gain (loss)	(236,359)		(356,978)
Net amount recognized	¥ (236,799)		¥ (355,317)

[1]	The aggregated accumulated benefit obligations of these plans were ¥1,312,981 million and ¥1,364,786 million, respectively, as of March 31, 2012 and 2013. The defined benefit plans generally employ a multi-variable and non-linear formula based upon compensation at the time of severance, rank and years of service. Employees with service in excess of one year are qualified to receive lump-sum severance indemnities.